CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,628,692	$ 3,577,359
Prepaid expenses	430,720	420,828
Total current assets	2,059,412	3,998,187
Marketable securities held in Trust Account	303,560,538	506,140,080
TOTAL ASSETS	305,619,950	510,138,267
Current liabilities:
Accrued expenses	526,952	303,257
Excise tax liability	2,159,147
Income taxes payable	805,086	1,180,272
Total current liabilities	3,491,185	1,483,529
Deferred tax liability		294,084
Deferred legal fee	92,441	118,715
Deferred underwriting fee payable	7,000,000	17,500,000
Total liabilities	10,583,626	19,396,328
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2023 and December 31, 2022, respectively
Additional paid-in capital	7,939,799	0
Accumulated deficit	(16,320,644)	(13,804,143)
Total stockholders' deficit	(8,379,450)	(13,802,748)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	305,619,950	510,138,267
Class A Common Stock
Stockholders' deficit
Common stock	145	145
Class A Common Stock Subject to Possible Redemption
Current liabilities:
Class A common stock subject to possible redemption, 29,150,521 and 50,000,000 shares at redemption value of approximately $10.41 and $10.09 at December 31, 2023 and December 31, 2022, respectively	303,415,774	504,544,687
Class B Common Stock
Stockholders' deficit
Common stock	$ 1,250	$ 1,250